Annual Total Returns- Federated Hermes Municipal High Yield Advantage Fund (Class T Shares) [BarChart] - Class T Shares - Federated Hermes Municipal High Yield Advantage Fund - T	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	3.47%	11.02%	13.40%	(5.30%)	14.86%	4.63%	0.89%	7.48%	0.76%	9.56%